UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Castine Capital Management, LLC

Address:  One International Place
          Suite 2401
          Boston, Massachusetts 02110

13F File Number: 028-12177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Magidson
Title:  Managing Member
Phone:  (617) 310-5190


Signature, Place and Date of Signing:

/s/ Paul Magidson             Boston, Massachusetts          November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  100

Form 13F Information Table Value Total:  $343,421
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number          Name

1.       028-13763                     Castine Partners II, LP


                                                 FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2      COLUMN 3    COLUMN 4         COLUMN 5      COLUMN 6     COLUMN 7       COLUMN 8

                               TITLE                      VALUE     SHRS OR    SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION   MANAGERS  SOLE    SHARED  NONE
--------------                 --------       -----       --------  -------    --- ----  -----------  --------  ----    ------  ----
AMERIS BANCORP                 COM            03076K108    3,825      303,794  SH        SHARED       1           303,794
AMERIS BANCORP                 COM            03076K108    1,773      140,837  SH        SOLE                     140,837
BANCORP INC DEL                COM            05969A105   10,356    1,008,417  SH        SHARED       1         1,008,417
BANCORP INC DEL                COM            05969A105    4,835      470,783  SH        SOLE                     470,783
BCSB BANCORP INC               COM            055367106    1,527      111,452  SH        SHARED       1           111,452
BCSB BANCORP INC               COM            055367106      707       51,583  SH        SOLE                      51,583
BENEFICIAL MUTUAL BANCORP IN   COM            08173R104    4,521      472,856  SH        SHARED       1           472,856
BENEFICIAL MUTUAL BANCORP IN   COM            08173R104    2,094      219,073  SH        SOLE                     219,073
CAPE BANCORP INC               COM            139209100    4,539      484,972  SH        SHARED       1           484,972
CAPE BANCORP INC               COM            139209100    2,101      224,458  SH        SOLE                     224,458
CAPITOL FED FINL INC           COM            14057J101    2,789      233,179  SH        SHARED       1           233,179
CAPITOL FED FINL INC           COM            14057J101    1,294      108,172  SH        SOLE                     108,172
CENTRAL PAC FINL CORP          COM NEW        154760409      575       40,229  SH        SHARED       1            40,229
CENTRAL PAC FINL CORP          COM NEW        154760409      267       18,671  SH        SOLE                      18,671
CENTURY BANCORP INC MASS       CL A NON VTG   156432106    5,536      173,428  SH        SHARED       1           173,428
CENTURY BANCORP INC MASS       CL A NON VTG   156432106    2,612       81,842  SH        SOLE                      81,842
CHEVIOT FINL CORP NEW          COM            16677X105    4,611      505,871  SH        SHARED       1           505,871
CHEVIOT FINL CORP NEW          COM            16677X105    2,134      234,129  SH        SOLE                     234,129
COMERICA INC                   COM            200340107   12,336      397,303  SH        SHARED       1           397,303
COMERICA INC                   COM            200340107    7,846      252,697  SH        SOLE                     252,697
EAGLE BANCORP INC MD           COM            268948106    2,647      158,311  SH        SHARED       1           158,311
EAGLE BANCORP INC MD           COM            268948106    1,228       73,439  SH        SOLE                      73,439
EVANS BANCORP INC              COM NEW        29911Q208    2,496      158,505  SH        SHARED       1           158,505
EVANS BANCORP INC              COM NEW        29911Q208    1,155       73,360  SH        SOLE                      73,360
FIDELITY NATL INFORMATION SV   COM            31620M106    2,223       71,205  SH        SHARED       1            71,205
FIDELITY NATL INFORMATION SV   COM            31620M106    1,055       33,795  SH        SOLE                      33,795
FIFTH THIRD BANCORP            COM            316773100    7,527      485,446  SH        SHARED       1           485,446
FIFTH THIRD BANCORP            COM            316773100    3,923      253,022  SH        SOLE                     253,022
FINANCIAL INSTNS INC           COM            317585404      761       40,808  SH        SHARED       1            40,808
FINANCIAL INSTNS INC           COM            317585404      353       18,940  SH        SOLE                      18,940
FIRST CONN BANCORP INC MD      COM            319850103    4,644      343,767  SH        SHARED       1           343,767
FIRST CONN BANCORP INC MD      COM            319850103    2,150      159,133  SH        SOLE                     159,133
FIRST DEFIANCE FINL CORP       COM            32006W106    2,330      135,020  SH        SHARED       1           135,020
FIRST DEFIANCE FINL CORP       COM            32006W106    1,081       62,634  SH        SOLE                      62,634
FIRST INTST BANCSYSTEM INC     COM CL A       32055Y201    4,331      289,536  SH        SHARED       1           289,536
FIRST INTST BANCSYSTEM INC     COM CL A       32055Y201    2,008      134,224  SH        SOLE                     134,224
FIRST MERCHANTS CORP           COM            320817109    4,106      273,529  SH        SHARED       1           273,529
FIRST MERCHANTS CORP           COM            320817109    1,898      126,471  SH        SOLE                     126,471
FIRST NIAGARA FINL GP INC      COM            33582V108    4,965      615,248  SH        SHARED       1           615,248
FIRST NIAGARA FINL GP INC      COM            33582V108    2,298      284,752  SH        SOLE                     284,752
FOX CHASE BANCORP INC NEW      COM            35137T108    9,363      599,445  SH        SHARED       1           599,445
FOX CHASE BANCORP INC NEW      COM            35137T108    4,334      277,438  SH        SOLE                     277,438
GLEN BURNIE BANCORP            COM            377407101      251       21,808  SH        SHARED       1            21,808
GLEN BURNIE BANCORP            COM            377407101      116       10,125  SH        SOLE                      10,125
GREENLIGHT CAPITAL RE LTD      CLASS A        G4095J109    8,036      324,699  SH        SHARED       1           324,699
GREENLIGHT CAPITAL RE LTD      CLASS A        G4095J109    3,720      150,301  SH        SOLE                     150,301
HERITAGE FINL GROUP INC        COM            42726X102    5,638      429,054  SH        SHARED       1           429,054
HERITAGE FINL GROUP INC        COM            42726X102    2,634      200,465  SH        SOLE                     200,465
HOME FED BANCORP INC LA NEW    COM            43708L108    1,965      110,108  SH        SHARED       1           110,108
HOME FED BANCORP INC LA NEW    COM            43708L108      910       50,960  SH        SOLE                      50,960
HOMETRUST BANCSHARES INC       COM            437872104    1,790      135,075  SH        SHARED       1           135,075
HOMETRUST BANCSHARES INC       COM            437872104      831       62,691  SH        SOLE                      62,691
HUDSON VALLEY HOLDING CORP     COM            444172100    1,259       73,833  SH        SHARED       1            73,833
HUDSON VALLEY HOLDING CORP     COM            444172100      584       34,267  SH        SOLE                      34,267
KAISER FED FINL GROUP INC      COM            483056107    8,520      564,594  SH        SHARED       1           564,594
KAISER FED FINL GROUP INC      COM            483056107    4,297      284,752  SH        SOLE                     284,752
KEYCORP NEW                    COM            493267108    9,864    1,128,623  SH        SHARED       1         1,128,623
KEYCORP NEW                    COM            493267108    4,567      522,504  SH        SOLE                     522,504
MB FINANCIAL INC NEW           COM            55264U108    4,536      229,649  SH        SHARED       1           229,649
MB FINANCIAL INC NEW           COM            55264U108    2,604      131,873  SH        SOLE                     131,873
MERCHANTS BANCSHARES           COM            588448100      970       32,817  SH        SHARED       1            32,817
MERCHANTS BANCSHARES           COM            588448100      465       15,733  SH        SOLE                      15,733
METRO BANCORP INC PA           COM            59161R101    4,651      367,113  SH        SHARED       1           367,113
METRO BANCORP INC PA           COM            59161R101    2,951      232,887  SH        SOLE                     232,887
NELNET INC                     CL A           64031N108    2,397      100,951  SH        SHARED       1           100,951
NELNET INC                     CL A           64031N108    1,112       46,829  SH        SOLE                      46,829
NORTH VALLEY BANCORP           COM NEW        66304M204    5,422      398,954  SH        SHARED       1           398,954
NORTH VALLEY BANCORP           COM NEW        66304M204    2,509      184,646  SH        SOLE                     184,646
NORTHEAST BANCORP              COM NEW        663904209    5,033      529,797  SH        SHARED       1           529,797
NORTHEAST BANCORP              COM NEW        663904209    2,329      245,203  SH        SOLE                     245,203
OCEANFIRST FINL CORP           COM            675234108    3,451      235,227  SH        SHARED       1           235,227
OCEANFIRST FINL CORP           COM            675234108    1,600      109,050  SH        SOLE                     109,050
ORIENTAL FINL GROUP INC        COM            68618W100   13,215    1,256,132  SH        SHARED       1         1,256,132
ORIENTAL FINL GROUP INC        COM            68618W100    6,115      581,268  SH        SOLE                     581,268
PACWEST BANCORP DEL            COM            695263103      631       27,010  SH        SHARED       1            27,010
PACWEST BANCORP DEL            COM            695263103      290       12,390  SH        SOLE                      12,390
PEOPLES FED BANCSHARES INC     COM            711037101    2,098      121,385  SH        SHARED       1           121,385
PEOPLES FED BANCSHARES INC     COM            711037101      973       56,315  SH        SOLE                      56,315
PHH CORP                       COM NEW        693320202    5,511      270,800  SH        SHARED       1           270,800
PHH CORP                       COM NEW        693320202    2,554      125,507  SH        SOLE                     125,507
PNC FINL SVCS GROUP INC        COM            693475105    6,750      106,979  SH        SHARED       1           106,979
PNC FINL SVCS GROUP INC        COM            693475105    4,292       68,021  SH        SOLE                      68,021
PROVIDENT NEW YORK BANCORP     COM            744028101    8,744      929,252  SH        SHARED       1           929,252
PROVIDENT NEW YORK BANCORP     COM            744028101    4,058      431,292  SH        SOLE                     431,292
SCBT FINANCIAL CORP            COM            78401V102    2,715       67,392  SH        SHARED       1            67,392
SCBT FINANCIAL CORP            COM            78401V102    1,259       31,259  SH        SOLE                      31,259
SI FINL GROUP INC MD           COM            78425V104    4,231      361,018  SH        SHARED       1           361,018
SI FINL GROUP INC MD           COM            78425V104    1,958      167,088  SH        SOLE                     167,088
SUNTRUST BKS INC               COM            867914103    6,227      220,258  SH        SHARED       1           220,258
SUNTRUST BKS INC               COM            867914103    2,883      101,970  SH        SOLE                     101,970
US BANCORP DEL                 COM NEW        902973304    5,604      163,374  SH        SHARED       1           163,374
US BANCORP DEL                 COM NEW        902973304    3,564      103,910  SH        SOLE                     103,910
WASHINGTON BKG CO OAK HBR WA   COM            937303105    3,777      266,571  SH        SHARED       1           266,571
WASHINGTON BKG CO OAK HBR WA   COM            937303105    1,751      123,582  SH        SOLE                     123,582
WELLS FARGO & CO NEW           COM            949746101    6,770      196,072  SH        SHARED       1           196,072
WELLS FARGO & CO NEW           COM            949746101    4,292      124,284  SH        SOLE                     124,284
WILLIS LEASE FINANCE CORP      COM            970646105    3,292      266,744  SH        SHARED       1           266,744
WILLIS LEASE FINANCE CORP      COM            970646105    1,523      123,456  SH        SOLE                     123,456
WSB HOLDINGS INC               COM            92934C101      122       21,519  SH        SHARED       1            21,519
WSB HOLDINGS INC               COM            92934C101       56        9,988  SH        SOLE                       9,988
